March 29, 2018

Sara von Althann
Staff Attorney
Division of Corporation Finance
Securities and Exchange Commission
Mail Stop 3233
100 F Street, N.E.
Washington, D.C. 20549

Re:	Pre-Effective Amendment No. 1 to Registration Statement on Form S-1 for the Pruco Life Variable Contract Real Property Account, Registration No. 333-223077

Ms. von Althann:

Pursuant to Rule 461 under the Securities Act of 1933, the registrant and principal underwriter for the above referenced registration statement, Pruco Life Insurance Company and Pruco Securities, LLC, respectively, hereby request acceleration of the above referenced Pre-Effective Amendment so that it becomes effective on May 1, 2018.

Please direct any questions and comments to me at 973-802-4193.

Respectfully yours,

Pruco Life Insurance Company

/s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Securities, LLC

/s/ Jordan K. Thomsen
Jordan K. Thomsen
Assistant Secretary

Via EDGAR